Note 18 - Fair Value of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 23,435	$ 42,607	$ 42,380	$ 79,799	$ 36,407
Interest bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	259	375		576
Loans held for sale	3,963	4,435		3,339
Accrued interest receivable	1,505	1,501		1,516
Loans receivable—net	348,819	337,328		331,453
Other borrowings	968	3,109		6,679
Advance payments by borrowers for taxes and insurance	501	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	23,435	42,607
Cash and cash equivalents	23,435	42,607
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks	25,111	29,592
Interest bearing time deposits in banks	25,653	30,413
Federal Home Loan Bank stock	259	375
Federal Home Loan Bank stock	259	375
Loans held for sale	3,963	4,435
Loans held for sale	3,963	4,435
Cash surrender value of life insurance	23,606	23,003
Cash surrender value of life insurance	23,606	23,003
Accrued interest receivable	1,505	1,501
Checking, money market and savings accounts	197,288	203,308
Other borrowings	968	3,109
Other borrowings	1,046	3,239
Accrued interest payable	31	23
Advance payments by borrowers for taxes and insurance	501	676
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net	348,819	337,328
Loans receivable—net	358,292	351,642
Certificates of deposit	258,168	251,743
Certificates of deposit	259,472	255,573
Carrying Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Carrying Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		29,592		27,113
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,109		6,679
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Carrying Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		337,328		331,453
Certificates of deposit		251,743		291,566
Estimated Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		30,413		27,572
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,239		6,889
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		351,642		333,006
Certificates of deposit		$ 255,573		$ 293,198